Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Warrants receivable (see Note 16)	$ 13,542
Tax credits	1,884	2,228
Prepaid expenses	1,897	587
Other current assets	917	198
Total	$ 18,240	$ 3,013